Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q1PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 32

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 98.3%
California 95.4%
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. $ 28,000,000 28,579,119
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.84%, 10/01/29 ...... 20,000,000 16,981,666
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.9%, 10/01/30 ....... 41,665,000 33,976,324
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 ..................... 18,000,000 18,026,946
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 3.37%, 9/01/27 ...................................... 3,035,000 2,816,269
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 12,570,220
c
Alisal Union School District ,
GO , 2009 B , AGMC Insured , 3.42%, 8/01/32 ............................. 3,355,000 2,636,747
GO , 2009 B , AGMC Insured , 3.51%, 8/01/33 ............................. 3,610,000 2,722,893
GO , 2009 B , AGMC Insured , 3.56%, 2/01/34 ............................. 3,345,000 2,469,757
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,515,261
c
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , 4.41%, 8/01/36 ............................. 15,000,000 9,263,339
GO , 2011 B , AGMC Insured , 7.128%, 8/01/46 ............................ 42,500,000 48,698,778
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,136,616
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,436,071
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.29%, 9/01/26 ............ 29,430,000 28,257,912
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.29%, 9/01/27 ............ 22,860,000 21,250,034
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.35%, 9/01/28 ............ 14,425,000 12,956,998
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.43%, 9/01/29 ............ 24,810,000 21,491,444
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.63%, 9/01/32 ............ 13,665,000 10,552,193
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.72%, 9/01/33 ............ 37,070,000 27,414,407
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.82%, 9/01/34 ............ 24,970,000 17,644,419
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, 3.68%, 3/01/37 ....... 15,080,000 9,857,879
c
Anaheim Union High School District , GO , 2002 A , AGMC Insured , 3.05%, 8/01/26 ... 8,570,000 8,273,567
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 112,000,647
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 21,173,986
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 12,218,446
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,491,547
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,055,318
Beaumont Unified School District ,
c
GO , 2011 C , AGMC Insured , 4.57%, 8/01/40 ............................. 11,000,000 5,583,020
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 261,259
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 400,359
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 590,909
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 825,773
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 289,252

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. $ 875,000 $ 805,319
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 995,677
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 985,588
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 5,250,000 5,331,141
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 10,000,000 10,120,446
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 ..................... 4,245,000 4,310,283
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,486,181
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,701,102
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,614,131
d
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 100,141,940
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 126,953,367
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 40,644,110
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 24,661,539
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 69,000,000 70,982,818
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 74,165,938
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 94,548,150
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,125,160
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 884,884
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,248,189
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,226,794
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 28,226,253
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,214,373
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 37,569,158
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 11,779,801
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 30,111,626
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 30,431,645
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 10,634,990
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 22,302,857
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 2,932,185
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,024,248
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,044,427
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,729,829
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 9,905,000 9,869,525
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,071,382
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 330,000 320,569
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 2,996,094
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 461,707
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 509,234
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 582,827

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... $ 100,000 $ 92,199
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 346,926
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 589,413
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 515,218
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 759,047
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 586,149
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 773,995
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,044,499
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 540,000 524,568
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 3,165,000 3,168,578
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,155,680
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,186,571
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,216,892
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,540,772
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,191,784
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 429,055
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 528,502
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,187,180
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 5,732,398
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 7,616,777
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 22,445,701
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 10,705,131
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.31%, 10/01/26 .. 7,620,000 7,294,992
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.32%, 10/01/27 .. 7,365,000 6,824,056
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.38%, 10/01/28 .. 4,120,000 3,687,251
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.51%, 10/01/30 .. 5,685,000 4,729,050
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.57%, 10/01/31 .. 7,615,000 6,096,437
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.66%, 10/01/32 .. 7,615,000 5,851,201
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 3.98%, 9/01/26 ........ 1,345,000 1,280,652
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,993,484
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,769,337
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 17,957,030
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 9,984,119
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 51,779,105
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,841,486
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 657,435
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 651,578
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 642,627
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,095,888
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 485,685
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,416,415
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 1,405,000 1,408,739
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,239,812
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,024,772
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,451,558
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 26,124,020
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,023,597
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 5,550,000 5,397,580
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 6,775,429

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . $ 4,340,000 $ 3,401,028
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 9,954,245
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,535,207
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 1,909,958
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 1,930,632
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 2,951,861
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 23,822,677
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 368,313,877
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 13,327,804
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 23,437,390
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,165,577
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,623,223
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 25,359,817
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,469,900
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,292,471
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 810,110
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,111,201
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,640,060
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,001,229
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,450,980
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,160,260
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 41,982,197
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 8,973,913
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,623,416
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 10,576,008
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,424,790
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 45,739,369 45,953,558
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 13,173,535 13,088,573
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,678,456 4,346,055
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,081,896
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,443,036
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,576,457
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 12,959,245
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,226,476
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,231,594
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 723,107
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 705,900

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... $ 1,000,000 $ 792,690
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,273,504
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,565,266
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,333,798
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 13,096,885
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,610,553
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 31,552,920
California Municipal Finance Authority ,
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 22,847,345
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,108,815
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 978,540
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,500,000 2,426,443
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,330,869
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,247,527
f
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 9,178,570
f
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,549,339
e
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,370,397
e
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,263,194
e
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,681,138
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 27,169,506
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 1,875,970
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,238,956
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,788,336
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,560,658
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,227,445
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,525,454
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 9,571,392
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 591,406
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 907,789
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 784,367
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 727,287
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 978,879
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,429,513
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,078,814
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,223,598
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,336,236
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,009,496
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,247,251
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 4,025,000 3,816,350

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ $ 15,900,000 $ 15,647,413
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 18,900,137
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 5,865,686
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 947,462
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 895,327
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 914,750
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,016,179
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,140,000 967,714
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 379,362
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 751,548
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 805,919
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 8,843,192
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,493,438
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 28,284,308
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,785,824
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,537,789
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 52,761,723
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 575,817
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,437,411
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,298,970
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 68,600,490
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,538,194
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,016,612
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 45,710,367
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 53,298,380
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 13,645,889
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,228,009
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,653,823
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,336,287
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,451,846
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,192,425
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 7,643,065
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,171,835
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,259,164
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 43,435,929
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 41,066,345
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 46,274,592
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,218,721
California Pollution Control Financing Authority ,
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,312,831
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,248,364
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,416,793
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,138,649
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... 5,500,000 5,780,164
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,323,543
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,426,502
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,404,909

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... $ 2,650,000 $ 2,756,122
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,379,566
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,048,919
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,177,422
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 13,515,781
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 430,000 438,324
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 433,761
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 988,200
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 2,879,875
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 436,986
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 304,753
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 456,053
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 633,050
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,698,629
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 960,595
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,475,783
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,293,029
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,109,081
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,597,201
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 250,000 251,285
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 431,237
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 560,398
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/54 ........................................................ 525,000 515,335
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,539,799
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 715,463
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 953,548
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 968,778
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 548,466
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 719,112
California State Public Works Board ,
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,145,198
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,226,335
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/47 .............................. 11,000,000 10,974,866
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,806,825
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,464,092
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,526,829
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 26,185,000 26,413,666
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,795,115

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. $ 3,330,000 $ 3,396,424
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,579,196
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 40,832,982
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 32,322,794
Revenue , 2019 A , 5% , 11/01/51 ....................................... 45,680,000 46,171,823
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,505,277
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 1,962,577
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,435,281
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,283,587
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,338,689
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 958,924
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 991,906
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,044,392
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,888,571
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 9,853,745
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,170,779
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,615,375
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,280,509
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 65,547,866
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,049,352
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,840,580
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,354,518
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,666,827
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 350,000 373,434
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 764,260
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,243,143
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 499,597
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 744,000
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 865,317
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 802,432
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 826,748
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,013,175
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,824,951
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,040,773
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,118,215
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 982,049
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,700,000 1,747,534
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 381,665
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,227,561
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,815,788
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 600,000 615,550

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ $ 880,000 $ 894,158
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,382,872
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,165,086
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,256,601
c
Carlsbad Unified School District , GO , 2011 C , 6.448%, 8/01/35 ................. 33,000,000 38,117,630
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 14,155,000 15,268,793
d
Central Valley Energy Authority , Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ...... 50,000,000 52,336,635
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 .................. 10,000,000 9,999,960
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 353,254
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 689,441
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 853,558
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 795,509
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 663,289
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 718,672
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,554,678
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 868,793
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,033,966
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,853,160
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,057,778
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,051,515
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,742,693
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 15,740,193
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,198,232
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,123,187
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 879,232
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,893,086
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 522,009
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 635,790
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 745,885
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 927,401
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 410,341
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 659,153
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 999,194
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,476,734

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont, (continued)
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... $ 1,000,000 $ 1,016,615
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,008,383
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,378,881
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 571,970
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,265,242
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 984,489
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,064,160
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,719,175
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,117,119
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,299,739
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,028,653
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,108,529
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,376,230
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,689,360
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 744,990
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 761,405
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 966,666
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,293,491
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 698,207
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,269,204
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 489,187
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 420,643
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,548,896
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 606,326
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 498,433
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,010,238
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,097,581
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,376,196
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,026,867
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,318,431
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 1,971,970
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,656,129
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 961,062
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 925,346

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lake Elsinore, (continued)
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ $ 1,000,000 $ 995,022
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 982,997
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 270,263
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 146,812
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 285,021
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,015,753
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,417,692
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,050,594
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,788,219
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,502,335
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 8,922,672
City of Los Angeles ,
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 9,997,607
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,108,264
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,645,673
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 50,528,716
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,038,200
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 32,743,857
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,050,929
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,651,601
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,022,196
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 17,346,341
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 33,521,590
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 9,787,600
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,385,206
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 23,788,520
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 10,592,280
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,652,366
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,355,360
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,271,697
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 16,689,723
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 23,368,996
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,812,102
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,047,982
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,065,217
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 25,964,333
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 26,086,627
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,023,218
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,638,523
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 152,226
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,011,586
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 1,981,362
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,785,272
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,109,064
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 15,115,805
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 9,858,017
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,420,187
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 24,879,300
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 24,305,160
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,465,359
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,817,434

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. $ 6,265,000 $ 6,427,627
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,499,514
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,188,708
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,202,334
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,129,233
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 304,785
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 101,005
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 466,650
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 518,500
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 606,276
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 698,885
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 973,313
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 972,644
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,498,006
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,072,176
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,223,642
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 835,105
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 364,542
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 366,553
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,308,257
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 758,920
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 801,076
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 833,559
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 404,567
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 625,457
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 800,405
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 764,533
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/55 ........... 2,000,000 1,983,379
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,460,763
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,814,711
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,000,273
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 987,484
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,522,937
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 20,822,154
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 534,543
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,118,686
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,762,236
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 889,077
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 549,557
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 519,444

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 ............. $ 25,000,000 $ 25,026,887
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,093,122
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,007
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,192,752
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,007,753
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,002,529
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,134,429
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,583,463
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,449,675
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 50,519,555
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 41,891,417
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 513,170
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,246,604
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 2,890,249
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 325,297
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,330,765
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,330,904
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,441,863
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 436,516
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 372,372
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 425,810
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 806,868
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 991,122
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,176,027
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 5,675,323
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 45,264,542
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 19,285,216
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 61,426,721
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 22,378,249
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,912,941
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,149,343
c
GO , C , AGMC Insured , 3.94%, 8/01/36 ................................. 8,000,000 5,195,710
c
GO , C , AGMC Insured , 4.07%, 8/01/37 ................................. 8,000,000 4,924,269
c
GO , C , AGMC Insured , 4.42%, 8/01/40 ................................. 7,500,000 3,892,762

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Coachella Valley Unified School District, (continued)
c
GO , C , AGMC Insured , 4.76%, 8/01/43 ................................. $ 10,000,000 $ 4,292,236
c
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , 4.83%, 8/01/42 .... 16,365,000 7,277,018
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 ............. 1,200,000 1,257,066
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,697,984
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,601,612
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,592,046
c
Corona-Norco Unified School District ,
GO , 1998 C , NATL Insured , 3.15%, 9/01/25 .............................. 4,655,000 4,617,985
GO , 1998 C , NATL Insured , 3.24%, 9/01/26 .............................. 6,080,000 5,841,440
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 997,045
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,412,256
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,385,296
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,709,857
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,362,967
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 865,759
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,259,955
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,239,440
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 897,419
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,326,826
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 959,003
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,525,334
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,019,163
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,021,292
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 290,735
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 278,170
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,600,000 7,552,267
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 7,917,868
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,203,901
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,144,265
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 4,900,062
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 20,800,000 15,091,467
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 4,700,706
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 4,866,624
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 14,216,568
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 11,647,896
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 37,000,000 29,366,815
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 30,281,642
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,900,343
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,955,000 15,585,579

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CSCDA Community Improvement Authority, (continued)
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 $ 54,465,000 $ 39,005,883
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,047,209
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 14,775,536
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,235,118
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,405,000 1,049,566
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 25,895,595
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 16,872,112
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,063,785
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 32,250,622
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,097,192
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,268,057
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 9,728,472
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 19,353,642
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 17,241,085
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,871,276
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 579,252
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 615,968
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,008,303
East Bay Municipal Utility District ,
Water System , Revenue , 2015 C , Refunding , 4% , 6/01/45 ................... 9,070,000 9,087,471
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,304,752
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,125,479
East County Advanced Water Purification Joint Powers Authority , Revenue , 2024 A-1 ,
3.125% , 9/01/26 ................................................... 49,320,000 49,329,055
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,588,422
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,158,215
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 951,783
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,181,424
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,446,456
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,422,491
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,795,453
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,290,548
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 855,443
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,747,469
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,151,422
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,309,094
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,764,494
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,104,526
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 . 30,705,000 30,716,953
Elk Grove Finance Authority ,
Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38 .................... 1,500,000 1,507,174
Community Facilities District No. 2005-1 Laguna Ridge , Special Tax , 2024 , 5% ,
9/01/51 ........................................................ 1,725,000 1,727,927

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Fairfax School District , GO , 2011 , AGMC Insured , 5.17%, 11/01/48 .............. $ 10,380,000 $ 3,189,463
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 991,108 867,132
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 10,000,000 9,423,360
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,008,014
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,224,914
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,311,208
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 727,105
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 778,049
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 420,536
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 474,168
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 39,732,595
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 42,275,174
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 111,437,868
c
Revenue , 2013 A , Refunding , AGMC Insured , 3.96%, 1/15/37 ................ 41,250,000 26,246,455
c
Revenue , 2013 A , Refunding , AGMC Insured , 4.11%, 1/15/38 ................. 77,650,000 46,719,155
c
Revenue , 2013 A , Refunding , AGMC Insured , 4.23%, 1/15/39 ................ 56,100,000 31,898,118
c
Revenue , 2013 A , Refunding , 4.79%, 1/15/42 ............................. 130,000,000 59,750,587
c
Revenue, Senior Lien , 1995 A , ETM, 3.04%, 1/01/26 ....................... 23,475,000 23,063,861
c
Revenue, Senior Lien , 1995 A , ETM, 2.96%, 1/01/27 ....................... 15,000,000 14,316,734
c
Revenue, Senior Lien , 1995 A , ETM, 2.95%, 1/01/28 ....................... 2,000,000 1,854,357
c
Revenue, Senior Lien , 1995 A , ETM, 3.02%, 1/01/29 ....................... 35,310,000 31,709,132
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 16,466,334
c
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , 4.51%, 8/01/41 ............................. 3,095,000 1,515,906
GO , 2010 C , AGMC Insured , 4.6%, 8/01/42 .............................. 3,005,000 1,387,635
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,725,619
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 2,933,427
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 5,913,912
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,587,318
c
Glendale Community College District , GO , 2003 C , NATL Insured , 4.29%, 8/01/28 ... 8,630,000 7,554,347
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 20,893,917
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 216,903
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 414,209
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 604,318
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,173,542
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 600,867
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 23,496,064
c
Hawthorne School District , GO , 2008 C , AGMC Insured , 5.03%, 8/01/48 .......... 37,665,000 12,079,670
Hemet Unified School District ,
g
Special Tax , 2025 , 5% , 9/01/55 ....................................... 1,000,000 978,043
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,012,138
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,069,927
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 990,492

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hemet Unified School District, (continued)
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... $ 1,000,000 $ 1,011,724
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,001,742
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,683,836
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,504,801
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 992,386
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,001,583
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 990,492
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 975,045
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 4.09%, 8/01/28 .. 8,595,000 7,570,031
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,028,656
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,052,529
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 678,873
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 861,012
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 839,215
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,106,891
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 740,833
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,311,393
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,782,487
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,744,450
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 1,982,869
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,723,366
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,522,551
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,010,030
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 13,924,991
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... 130,000 130,813
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,263,909
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 125,678
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 128,889
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 832,321
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 774,509
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 718,362
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,439
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 350,260
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 494,190
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,238,593
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 830,502
c
Lakeside Union School District , GO , 2010 B , 4.94%, 8/01/45 ................... 11,540,000 4,362,681
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 38,031,738
c
Lancaster School District ,
GO , 2001 , NATL Insured , 3.38%, 8/01/25 ................................ 5,495,000 5,463,640
GO , 2001 , NATL Insured , 3.56%, 7/01/26 ................................ 5,965,000 5,743,072
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,445,393
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,298,591
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,094,939

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Lemon Grove School District , GO , 2010 B , AGMC Insured , 4.86%, 8/01/50 ........ $ 20,990,000 $ 6,349,805
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 14,024,040
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,423,078
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,227,386
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,367,089
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 74,024,840
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 38,446,131
Los Angeles Community College District , GO , 2015 C , Refunding , 5% , 8/01/25 ..... 5,890,000 5,910,281
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,092,814
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 17,880,239
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,092,167
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,783,107
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,045,843
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,686,091
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,019,716
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,551,973
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,302,273
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,368,912
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 20,528,999
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,786,499
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,053,914
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,104,390
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,746,190
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,197,089
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 15,097,805
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 14,787,954
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,033,715
Power System , Revenue , 2016 B , 5% , 7/01/42 ............................ 4,495,000 4,447,744
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,390,038
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 80,740,682
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,504,876
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 12,983,660
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,338,882
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 5,002,115
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,613,238
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 12,736,411
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,211,702
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,633,180
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,257,227
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 17,463,488
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,455,690
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,126,071
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 11,250,000 11,430,081
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,232,550
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 29,553,531
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 24,262,103
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,394,880
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,567,862
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,499,016
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 9,903,486
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 6,455,000 6,608,400
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,049,728

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Unified School District ,
GO , 2020 C , 4% , 7/01/33 ............................................ $ 7,000,000 $ 7,245,703
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,026,386
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 9,926,981
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 26,301,302
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,733,272
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 6,041,329
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 24,579,925
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,003,932
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,108,258
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 501,265
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,212,761
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 777,158
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... 1,825,000 1,544,198
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,434
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 141,511
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 106,413
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,014,339
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,023,808
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,021,605
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 197,466
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 503,347
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 567,688
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. 15,665,000 16,196,575
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,634,291
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,280,719
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,192,677
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,240,131
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,124,916
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,220,953
c
Modesto High School District , GO , 2002 A , NATL Insured , 3.2%, 5/01/27 .......... 12,770,000 12,022,433
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,391,574
c
Moorpark Unified School District , GO , 2009 A , AGMC Insured , 3.56%, 8/01/32 ..... 5,870,000 4,568,066
Moreno Valley Unified School District ,
c
GO , 2004 A , AGMC Insured , ETM, 2.91%, 8/01/27 ......................... 6,315,000 5,934,491
c
GO , 2004 A , AGMC Insured , ETM, 2.94%, 8/01/28 ......................... 6,625,000 6,044,248
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,142,493
g
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,184,567
g
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,650,000 1,601,458
c
Mount San Antonio Community College District , GO , 2013 A , 5.915%, 8/01/43 ...... 55,000,000 52,686,766
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 6,710,439
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 29,510,675
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 436,365

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Murrieta Valley Unified School District, (continued)
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ $ 1,000,000 $ 820,985
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 22,509,950
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,611,197
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,487,145
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,505,156
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,041,313
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,900,658
Northern California Sanitation Agencies Financing Authority , Sacramento Area Sewer
District , Revenue , 2020 A , Refunding , 5% , 12/01/27 ........................ 2,960,000 3,139,560
Oceanside Unified School District ,
c
GO , 2010 B , AGMC Insured , 4.16%, 8/01/38 ............................. 10,590,000 6,190,892
c
GO , 2010 B , AGMC Insured , 4.27%, 8/01/39 ............................. 7,860,000 4,347,591
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,009,175
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,075,813
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,086,867
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,049,998
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,610,897
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,239,027
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,137,602
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 11,750,000 12,172,015
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,610,166
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,690,259
c
Palomar Community College District , GO , 2010 B , 6.044%, 8/01/39 .............. 69,410,000 81,681,827
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 39,394,588
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 62,979,498
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 34,458,802
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 994,243
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,048,806
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 129,063
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 374,481
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 380,600
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 383,121
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 731,291
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 897,601
c
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , 3.17%, 8/01/25 .............................. 2,170,000 2,158,390
GO , 2001 A , NATL Insured , 3.3%, 8/01/26 ............................... 2,265,000 2,180,650
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,756,542
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,209,759
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,266,410
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,054,719
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 920,813
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,172,150
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,154,697

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. $ 11,000,000 $ 10,178,627
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.75%, 8/01/43 ......................................... 27,955,000 12,028,886
GO , 2008 D , 4.94%, 8/01/46 ......................................... 89,200,000 32,143,416
GO , 2008 D , 4.97%, 8/01/49 ......................................... 85,000,000 26,295,294
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,117,548
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,254,456
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,499,470
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,551,721
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ 7,500,000 6,657,249
c
Facilities Improvement District No. 2007-1 , GO , B , 5.06%, 8/01/46 ............. 45,000,000 15,820,506
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 300,079
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 500,501
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 986,460
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 39,604,796
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 108,696,815
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 72,927,096
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,049,914
c
Rialto Unified School District , GO , 2011 A , AGMC Insured , 7.135%, 8/01/41 ........ 27,000,000 32,006,856
c
Rio Hondo Community College District , GO , 2010 C , 3.9%, 8/01/35 .............. 10,000,000 6,773,519
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,123,992
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 5,621,564
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 11,237,253
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 3,860,626
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 380,837
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 699,069
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,038,972
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,237,124
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 479,362
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 722,333
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 754,938
Community Facilities District No. 21 Improvement Area 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,140,327
Community Facilities District No. 21 Improvement Area 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,438,653

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... $ 1,150,000 $ 1,155,019
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,116,420
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,457,601
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,439,878
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,465,934
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,180,713
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 3.1%, 8/01/25 ................................. 8,160,000 8,117,268
GO , 2003 , NATL Insured , 3.22%, 8/01/26 ................................ 8,695,000 8,378,865
GO , 2003 , NATL Insured , 3.18%, 8/01/27 ................................ 9,080,000 8,478,535
GO , 2003 , NATL Insured , 3.27%, 8/01/28 ................................ 16,615,000 15,005,964
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,443,709
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 761,412
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,004,546
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,486,350
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 343,642
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 708,942
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 937,702
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 761,673
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,215,744
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,528,260
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 373,208
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,582,378
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 984,489
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,465,592
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,423,122
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,423,833
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 .......... 5,000,000 5,040,659
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,876,265
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,151,946
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 17,283,950
Sacramento County Water Financing Authority , Sacramento County Water Agency ,
Revenue , 2019 , Refunding , 5% , 6/01/27 ................................. 2,000,000 2,095,256
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,514,351
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,684,632
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,791,494
c
San Bernardino Community College District , GO , 2009 B , 4.78%, 8/01/48 ......... 66,390,000 22,526,333
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 28,799,985
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,003,544
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,028,577
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,075,113

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Airport Authority, (continued)
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... $ 5,000,000 $ 5,053,949
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,361,522
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,096,957
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,219,501
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,538,867
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,644,627
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,083,635
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,483,380
San Diego Unified School District ,
c
GO , 2010 C , 6.026%, 7/01/48 ........................................ 29,840,000 27,285,022
c
GO , 2012 E , 5.119%, 7/01/47 ......................................... 74,270,000 55,922,153
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 27,071
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 67,529,028
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 33,288,848
c
GO , R-2 , Refunding , 6.376%, 7/01/40 .................................. 79,760,000 80,260,765
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,503,376
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,583,122
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,626,163
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 19,692,828
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 16,386,810
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 64,991,609
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,492,244
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 68,075,379
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 30,606,232
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 7,895,022
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 47,651,761
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,299,248
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 201,055
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 105,254,159
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 32,993,614
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,841
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 40,270,762
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 46,990,000 47,328,229
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,120,688
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 33,215,229
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 4,915,928
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,498,831
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,246,733
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,051,669
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,134,318
c
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , 3.19%, 8/01/26 ............................. 3,530,000 3,402,825
GO , 2002 A , AGMC Insured , 3.17%, 2/01/27 ............................. 1,850,000 1,755,855
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 714,474
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,005,090
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 129,836,016
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 172,916,081
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 196,135,776

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... $ 143,336,000 $ 175,085,010
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 175,978,552
c
Revenue , 1997 A , Refunding , NATL Insured , 3.51%, 1/15/26 ................. 13,155,000 12,871,506
c
Revenue, Senior Lien , 1993 , ETM, 2.81%, 1/01/28 ......................... 33,545,000 31,213,166
c
Revenue, Senior Lien , 1993 , ETM, 2.88%, 1/01/29 ......................... 37,050,000 33,436,447
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 120,841,572
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 171,022,471
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,039,645
c
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, 3.03%, 1/01/27 .......................... 7,105,000 6,776,081
COP , 2002 , AGMC Insured , ETM, 3.14%, 1/01/29 .......................... 7,105,000 6,357,981
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 4.18%, 8/01/26 .............................. 9,175,000 8,746,263
GO , 2003 B , NATL Insured , 3.09%, 8/01/27 .............................. 18,605,000 17,417,065
GO , 2003 B , NATL Insured , 3.14%, 8/01/28 .............................. 19,470,000 17,650,316
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,019,978
c
San Marino Unified School District , GO , 2000 A , NATL Insured , 2.89%, 7/01/25 ..... 6,080,000 6,065,088
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 15,650,063
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 9,397,118
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,060,160
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , 4.64%, 8/01/42 ....................................... 49,000,000 22,487,060
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,029,778
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,110,767
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,349,306
Revenue , 2024 A , Refunding , 5% , 7/01/31 ............................... 10,000,000 10,785,819
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 49,651,048
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 29,392,020
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 3.59%, 8/01/28 ................................... 2,340,000 2,090,504
GO , A , NATL Insured , 3.67%, 8/01/29 ................................... 2,440,000 2,096,656
GO , A , NATL Insured , 3.76%, 8/01/30 ................................... 2,550,000 2,107,504
GO , A , NATL Insured , 3.86%, 8/01/31 ................................... 2,660,000 2,105,148
State of California ,
GO , Refunding , 5% , 8/01/27 ......................................... 4,000,000 4,190,016
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,109,322
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,560,505
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,508,007
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,874,207
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,684,947
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,430,794
GO , 5% , 4/01/33 .................................................. 5,000,000 5,317,904
GO , 5% , 3/01/35 .................................................. 55,020,000 58,948,885
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,273,808
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,157,612
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,033,154
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,024,111
GO , 5% , 10/01/39 ................................................. 15,000,000 15,130,147
GO , 5% , 8/01/45 .................................................. 10,085,000 10,096,782
GO , 5% , 9/01/45 .................................................. 5,000,000 5,049,752

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 5% , 8/01/46 .................................................. $ 57,200,000 $ 57,721,515
GO , 5% , 9/01/46 .................................................. 8,930,000 9,015,607
GO , 5% , 10/01/47 ................................................. 11,000,000 11,064,079
GO , 5% , 10/01/48 ................................................. 5,000,000 5,085,328
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 535,000 541,550
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 3,335,000 3,364,997
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,034
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,505,440
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,651,468
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,655,308
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 42,414,432
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 377,707
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 381,081
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 526,301
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 646,769
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,430,000 1,452,713
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 9,859,121
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,211,027
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,909,608
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 2,700,000 2,660,530
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 3,645,000 3,572,183
Sunnyvale School District , GO , 2015 , Refunding , 4% , 9/01/42 .................. 17,500,000 16,206,815
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 343,122
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 939,916
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 981,790
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 902,215
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,202,305
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 900,148
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 718,681
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 908,483
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 777,431
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 280,116
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,928,788
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,679,650
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,292,273
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,127,274

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... $ 8,000,000 $ 6,819,392
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 12,465,000 11,860,021
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 495,000 323,608
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 627,405
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,829,782
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,036,209
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 115,051
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 120,918
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 110,471
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 415,826
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 599,718
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 761,600
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,814,377
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 10,707,690
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 8,413,532
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,361,017
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,412,336
c
Union Elementary School District ,
GO , 2001 B , NATL Insured , 2.94%, 9/01/25 .............................. 5,500,000 5,459,078
GO , 2001 B , NATL Insured , 3.02%, 9/01/26 .............................. 5,850,000 5,634,285
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 18,240,367
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,868,006
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,646,434
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,436,522
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 28,534,716
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 47,756,492
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,280,744
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 14,813,939
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,566,287
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,869,345
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,512,182
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 49,362,582
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,449,091
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 33,296,340
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 5,750,000 6,266,375
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 19,181,500
Revenue , 2025 CB , 5% , 5/15/36 ...................................... 10,000,000 11,189,036
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 14,731,674

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California, (continued)
Revenue , 2025 CC , 5% , 5/15/37 ...................................... $ 5,250,000 $ 5,825,035
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 9,855,285
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 10,000,000 10,324,097
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 236,461
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 139,476
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 208,884
c
Upland Unified School District , GO , 2011 C , 4.83%, 8/01/45 ................... 62,900,000 24,299,169
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,154,876
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,319,971
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 5,748,903
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,243,801
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,761,098
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,426,384
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,229,916
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,764,708
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,615,000 2,628,144
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,114,176
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 1,907,034
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,028,360
c
Vista Unified School District ,
GO , 2002 A , AGMC Insured , 3.24%, 8/01/26 ............................. 7,150,000 6,888,461
GO , 2002 A , AGMC Insured , 3.22%, 2/01/27 ............................. 4,795,000 4,547,262
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 14,862,962
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,358,732
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,027,870
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 307,756
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 762,424
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 718,007
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,392,309
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,007,659
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,511,546
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 .. 4,940,000 5,367,564
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,120,320
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,780,674
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 385,813

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
William S Hart Union High School District, (continued)
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... $ 750,000 $ 740,063
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 860,790
11,839,274,679
Florida 0.7%
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 108,400,000 89,227,541
Oregon 0.0%
†
e
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,537,368
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 23,669,060
U.S. Territories 2.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 452,878
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 163,269
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 770,741
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,373,938
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,153,457
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 973,826
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 687,269
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,200,000 1,251,618
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,376,108
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 422,056
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 395,311
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,059,690
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 592,897
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 543,117
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,550,630
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 326,382
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 465,125
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 553,673
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 265,559
Revenue , 2024 B , 5% , 10/01/37 ....................................... 995,000 1,049,971
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,000,000 1,049,910
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,000,000 1,042,819
Revenue , 2024 B , 5% , 10/01/40 ....................................... 320,000 331,362
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,000,000 1,024,750
Revenue , 2024 B , 5% , 10/01/42 ....................................... 395,000 402,057
Revenue , 2024 B , 5% , 10/01/43 ....................................... 400,000 405,455
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,664,848
21,348,716
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,775,000 3,811,416
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,184,139
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 466,171
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,543,933

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ $ 29,500,000 $ 27,015,949
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 173,126,273
224,147,881
Total U.S. Territories .................................................................... 245,496,597
Total Municipal Bonds (Cost $ 12,145,027,780 ) ..................................
12,200,205,245
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,145,027,780 ) ............................
12,203,538,951
a
a a a a
Short Term Investments 0.8%
Principal
Amount
Municipal Bonds 0.8%
California 0.8%
h
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.4% , 10/01/54 ................................................... 8,700,000 8,700,000
h
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 2.35% , 10/01/41 .................. 5,000,000 5,000,000
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2001 B-3 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3% , 7/01/34 ............................................. 6,100,000 6,100,000
Power System , Revenue , 2002 A-1 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.1% , 7/01/35 ....................................... 12,500,000 12,500,000
Power System , Revenue , 2002 A-4 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.15% , 7/01/35 ...................................... 4,120,000 4,120,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.15% , 7/01/35 ...................................... 6,100,000 6,100,000
Power System , Revenue , 2002 A-7 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.1% , 7/01/35 ....................................... 7,500,000 7,500,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.1% ,
7/01/57 ........................................................ 22,800,000 22,800,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 7/01/47 .................................... 28,200,000 28,200,000
101,020,000
Total Municipal Bonds (Cost $ 101,020,000 ) .....................................
101,020,000
Total Short Term Investments (Cost $ 101,020,000 ) ...............................
101,020,000
a
Total Investments (Cost $ 12,246,047,780 ) 99.1% ................................
$12,304,558,951
Other Assets, less Liabilities 0.9% .............................................
112,397,779
Net Assets 100.0% ...........................................................
$12,416,956,730

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 34 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $1,210,530,802, representing 9.7% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Security purchased on a when-issued basis.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2025, unfunded commitments were as follows:

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Municipal Bonds ......................... — 12,200,205,245 — 12,200,205,245
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 101,020,000 — 101,020,000
Total Investments in Securities ........... $— $12,301,225,245 $3,333,706 $12,304,558,951
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
a
Includes financial instruments determined to have no value.
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.